RELATED PARTY TRANSACTIONS (Schedule of Company's Shares and Share Option Plan) (Details)	12 Months Ended
	Dec. 31, 2021 Share shares	Dec. 31, 2020 Share shares	Dec. 31, 2019 Share shares
Class A Ordinary shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Beginning Balance | Share	19,485,990	12,303,990	10,908,200
Granted | Share	0	9,100,000	4,370,000
Outstanding at end of year | Share	18,727,990	19,485,990	12,303,990
Class A Ordinary shares [Member] | Directors' and Company Secretary's [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Beginning Balance	9,077,706	9,077,709
Shares of retired director	0	0
Options of retired director	0	0
Shares purchased during the year	0	0
Shares sold during the year	0	0
Granted	0	0
Expired / forfeited	0	0
Outstanding at end of year	9,077,706	9,077,706	9,077,709
Share Option [Member] | Directors' and Company Secretary's [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Beginning Balance	17,394,004	10,414,004
Shares of retired director	0	0
Options of retired director	(656,000)	0
Shares purchased during the year	0	0
Shares sold during the year	0	0
Granted	0	8,480,000
Expired / forfeited	0	(1,500,000)
Outstanding at end of year	16,738,004	17,394,004	10,414,004